MEMBERS' EQUITY (Details) - Abacus Settlements, LLC - shares	Dec. 31, 2022	Dec. 31, 2021
Common unit, authorized	400
Common unit, voting rights	1
Common unit, issued	400	400
Common unit, outstanding	400	400